Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 19,669	$ 17,528	$ 17,203
Securities financing transactions	4,699	4,093	5,798
Over-the-counter debt instruments and other	5,043	5,613	5,698
Total other financial liabilities designated at fair value	$ 29,410	$ 27,235	$ 28,699